OTHER CURRENT ASSETS (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Other current assets
Rental and other deposits	¥ 30,136	¥ 9,456
Deferred tax assets, current (note 20)		5,193
Assets held for sale	18,531	18,531
Others	484	508
Total other current assets	49,151	¥ 33,688
Property
Other current assets
Assets held for sale	9,075
IT equipment
Other current assets
Assets held for sale	¥ 9,456